Revenues	12 Months Ended
Dec. 31, 2023
Revenues
Revenues

13 Revenues

	For the years ended December 31,
	2021	2022	2023	2023
	S$	S$	S$	US$

Sale of robotics	2,890,682	5,228,965	3,633,740	2,754,294
Software revenue	1,288,618	1,238,435	1,053,185	798,291
Others	-	42,769	-	-
	4,179,300	6,510,169	4,686,925	3,552,585